CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, allowances for credit losses	$ 153,863	$ 202,278
Long-term prepayments, deposits and other assets, allowances for credit losses	$ 2,377	$ 14,966
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,404,679,067	1,445,052,143
Ordinary shares, outstanding	1,311,270,775	1,335,307,327
Treasury shares, shares	93,408,292	109,744,816